Deferred consideration	12 Months Ended
Dec. 31, 2021
Deferred consideration
Deferred consideration

21 Deferred consideration

Deferred consideration refers to payable to seller on October 29, 2021 according to the share purchase agreement as mentioned in note 32, which was settled during the year ended December 31, 2021.